Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity (Deficit) [Abstract]
Schedule of Share Capital	A.Share capital:
	Number of shares as of December 31,		Number of shares as of December 31,
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	15,652,176	100,000,000	11,338,940

Schedule of Movement in Warrants Outstanding	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:
	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	3,121,095	5.58	1.74	4,667,915

Issued	212,188	1.6	5	131,555
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance as of December 31, 2023	3,333,283	5.47	1.83	4,799,470

Schedule of Information about the Company’s Outstanding Warrants	The following table summarizes information about the Company’s outstanding warrants as of December 31, 2023
Exercise Price	Warrants outstanding as of December 31, 2023	Expiration date	Aggregate Intrinsic value

5.5	1,640,455	15/07/2026	2,214,614
5.5	1,057,350	15/07/2024	1,691,760
5.5	277,835	15/07/2025	497,533
6.875	145,455	15/01/2027	264,008
1.6	212,188	28/12/2028	131,555
	3,333,283		4,799,470

Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares	Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Loss for the period	11,286	14,976	17,193
Total number of Ordinary Shares	15,652,176	11,338,940	10,091,706
Weighted average number of Ordinary Shares	12,095,477	10,794,594	5,306,225
Basic and diluted loss per share	(0.93)	(1.39)	(3.24)